Initial Public Offering - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 10, 2018 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Mar. 31, 2019 Vote / shares shares	Dec. 09, 2018 Vote / shares	Mar. 31, 2019 Vote / shares shares	Mar. 31, 2018 $ / shares
Class of Stock [Line Items]
Initial public offering price per ADS sold to the public | $ / shares							$ 0.45
Number of Class A ordinary shares each Class B ordinary share is convertible into				1		1
Class A Ordinary Shares
Class of Stock [Line Items]
Number of American Depositary Shares offered						120,872,750
Number of votes each ordinary share is entitled | Vote / shares						1
Class B Ordinary Shares
Class of Stock [Line Items]
Number of votes each ordinary share is entitled | Vote / shares				30	1
IPO
Class of Stock [Line Items]
Number of American Depositary Shares offered		4,834,910	4,834,910
Initial public offering price per ADS sold to the public | $ / shares		$ 14.00
Number of ordinary shares represented by each ADS		25	25
Net proceeds raised from the initial public offering after deducting underwriting discounts and commissions and other offering expenses		$ 58,016	¥ 389,356
IPO | Class A Ordinary Shares
Class of Stock [Line Items]
Number of American Depositary Shares offered	118,750,000
Initial public offering price per ADS sold to the public | $ / shares	$ 0.56